Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	$ 1,578	$ 1,277
Additional provisions/increase in provisions	168	576
Provisions utilized	(229)	(258)
Amounts reversed	(1,255)	(38)
Foreign exchange and other	(3)	21
Balance at end of year	259	1,578
Restructuring and severance [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	335	109
Additional provisions/increase in provisions	101	388
Provisions utilized	(210)	(142)
Amounts reversed	(59)	(27)
Foreign exchange and other	(3)	7
Balance at end of year	164	335
Legal [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	1,243	1,168
Additional provisions/increase in provisions	67	188
Provisions utilized	(19)	(116)
Amounts reversed	(1,196)	(11)
Foreign exchange and other		14
Balance at end of year	$ 95	$ 1,243